INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets with finite lives:
Patents and trademark	$ 27,513	$ 18,344
Less: accumulated amortization	15,516	12,655
Intangible assets, net	13,611	7,091
Deferred tax liabilities	776	819
Domain name
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	290	277
Trademark And Others
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	$ 1,324	$ 1,125